Shareholder Report, Holdings (Details)	Apr. 30, 2025
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Affiliated Mutual Fund Short Term Investment Zero Point One Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Affiliated Mutual Fund Short Term Investment Zero Point One Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Affiliated Mutual Fund Short Term Investment Zero Point One Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Affiliated Mutual Fund Short Term Investment Zero Point One Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - Class Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Jennison Global Equity Income Fund-Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Equity Income Fund-Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Global Equity Income Fund-Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Equity Income Fund-Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Global Equity Income Fund-Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Global Equity Income Fund-Class R6 | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Global Equity Income Fund-Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Equity Income Fund-Class R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Global Equity Income Fund-Class R6 | Affiliated Mutual Fund Short Term Investment Zero Point One Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PGIM Jennison Global Equity Income Fund-Class R6 | Total Before Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Global Equity Income Fund-Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Global Equity Income Fund-Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Global Equity Income Fund-Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Global Equity Income Fund-Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Equity Income Fund-Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison Global Equity Income Fund-Class R6 | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PGIM Jennison Global Equity Income Fund-Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Global Equity Income Fund-Class R6 | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Global Equity Income Fund-Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Global Equity Income Fund-Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Global Equity Income Fund-Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Global Equity Income Fund-Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Global Equity Income Fund-Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Global Equity Income Fund-Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Equity Income Fund-Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Global Equity Income Fund-Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Global Equity Income Fund-Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[1]
PGIM Quant Solutions Mid-Cap Value Fund-Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Affiliated Mutual Fund Short Term Investment One Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Quant Solutions Mid-Cap Value Fund-Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Affiliated Mutual Fund Short Term Investment One Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Quant Solutions Mid-Cap Value Fund-Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Affiliated Mutual Fund Short Term Investment One Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Affiliated Mutual Fund Short Term Investment One Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Affiliated Mutual Fund Short Term Investment One Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Affiliated Mutual Fund Short Term Investment One Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Oil, Gas and Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Affiliated Mutual Fund Short Term Investment One Point Zero Percent Represents Investments Purchased With Collateral From Securities On Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Containers & Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets